UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

The Reporting Person serves as executive officer of entities providing investment advisory services to private investment vehicles. Effective as of June 30, 2012, the private investment vehicles have ceased operations and do not hold any reportable 13F securities. Accordingly, this is the final 13F Holdings Report filing by the Reporting Person.

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	           Place,           and Date of Signing:
/s/Peter K. Seldin	New York, NY	August 2, 2012

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Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 0
Form 13F Information Table Entry Total:		0
Form 13F Information Table Value Total:   $0
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-13733			Centennial Energy Partners V, L.P.
3.	028-14651			Centennial Energy Management, Inc.


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